Condensed Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Preferred stock par or stated value per share	$ 0.0001	$ 0.0001
Preferred stock shares authorized	1,000,000	1,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common Class A [Member]
Temporary Equity, Redemption Price Per Share	$ 10.00	$ 10.00
Common stock subject to possible redemption	21,082,153	22,140,632
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	100,000,000	100,000,000
Common stock shares issued	4,217,847	3,159,368
Common stock shares outstanding	4,217,847	3,159,368
Common Class B [Member]
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	10,000,000	10,000,000
Common stock shares issued	6,325,000	6,325,000
Common stock shares outstanding	6,325,000	6,325,000